SHARE-BASED PAYMENT - Share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENT
Share-based compensation expense	$ 4,306	$ 3,625	$ 5,426
Cost of revenue
SHARE-BASED PAYMENT
Share-based compensation expense	476	378	692
Research and development
SHARE-BASED PAYMENT
Share-based compensation expense	1,136	855	1,337
Selling and marketing
SHARE-BASED PAYMENT
Share-based compensation expense	1,006	907	1,336
General and administrative
SHARE-BASED PAYMENT
Share-based compensation expense	$ 1,688	$ 1,485	$ 2,061